Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Sep. 30, 2020	Sep. 30, 2025	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000229637
Account Value [Line Items]
Line Graph and Table Measure Name		Atlas U.S. Tactical Income Fund
Accumulated Value	$ 9,654		$ 10,693	$ 8,119	$ 8,531	$ 10,252	$ 10,928
C000229638
Account Value [Line Items]
Line Graph and Table Measure Name		Atlas U.S. Tactical Income Fund
Accumulated Value	10,000		10,988	8,282	8,629	10,288	10,887
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		9,910	8,464	8,518	9,504	9,778
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000		$ 9,910	$ 8,464	$ 8,518	$ 9,504	$ 9,778